Summary of Significant Policies (Details) - Schedule of Residual Value Rate and Useful Life of Property and Equipment	12 Months Ended
Dec. 31, 2022
Electronic Equipment [Member]
Summary of Significant Policies (Details) - Schedule of Residual Value Rate and Useful Life of Property and Equipment [Line Items]
Residual value rate	5.00%
Useful life	3 years
Office Equipment [Member]
Summary of Significant Policies (Details) - Schedule of Residual Value Rate and Useful Life of Property and Equipment [Line Items]
Residual value rate	5.00%
Useful life	5 years
Leasehold improvement [Member]
Summary of Significant Policies (Details) - Schedule of Residual Value Rate and Useful Life of Property and Equipment [Line Items]
Residual value rate	0.00%
Useful life	Shorter of the lease term or the estimated useful life of the assets